Note 12 - Share-based Compensation	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
12.	Share-based compensation

During the
three
months ended
March 31, 2020,
the Company granted a total of
381,301
share options and
3,293
restricted shares, respectively.

The following table summarizes total share-based compensation expense recognized for the three
months ended
March 31, 2019
and
2020:

	Three months ended March 31,
	2019	2020
	$	$
	(Unaudited)	(Unaudited)

Research and development	156	3,183
Selling, general and administrative	215	287

Total	371	3,470